UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Santa Barbara Asset Management, LLC
Address:    2049 Century Park East, 18th Floor
            Los Angeles, CA 90067

13F File Number: 028-05621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       James R. Boothe, Los Angeles, CA 5/14/13
Title:      Chief Investment Officer
Phone:      805-965-4600

Signature, Place, and Date of Signing:



Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Nuveen Investments, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:   $3,630,420,700
List of Other Included Managers:

1 - 028-11405 -- Nuveen Investments, Inc.

                                       TITLE OF                                             SH
NAME OF ISSUE                          CLASS         CUSIP         13F VALUE        SHARES  PRN   INVT OTHER  SOLE    SHARED    NONE
-----------------------------------------------

ABB Ltd                                ADR         000375204    2,951,676.12      129,687. SH  DEFINED  1     129,687.  0          .
-----------------------------------------------

Abbott Laboratories                    COM         002824100    4,967,404.80      140,640. SH  DEFINED  1     104,824.  0    35,816.
-----------------------------------------------

AbbVie Inc                             COM         00287Y109  117,054,912.00    2,870,400. SH  DEFINED  1   2,833,023.  0    37,377.
-----------------------------------------------

Accenture PLC                          COM         G1151C101   79,161,955.52    1,042,016. SH  DEFINED  1   1,004,057.  0    37,959.
-----------------------------------------------

AmerisourceBergen Corp                 COM         03073E105    2,059,492.05       40,029. SH  DEFINED  1            .  0    40,029.
-----------------------------------------------

Apple Inc                              COM         037833100   64,432,704.28      145,558. SH  DEFINED  1     141,057.  0     4,501.
-----------------------------------------------

AT&T Inc                               COM         00206R102  103,396,015.62    2,818,098. SH  DEFINED  1   2,716,690.  0   101,408.
-----------------------------------------------

Bank of Montreal                       COM         063671101    1,972,160.55       31,329. SH  DEFINED  1      31,329.  0          .
-----------------------------------------------

BHP Billiton Ltd                       ADR         088606108    2,954,944.26       43,182. SH  DEFINED  1      43,182.  0          .
-----------------------------------------------

BlackRock Inc                          COM         09247X101   91,793,242.32      357,339. SH  DEFINED  1     344,596.  0    12,743.
-----------------------------------------------

Canon Inc                              ADR         138006309    1,563,360.90       42,610. SH  DEFINED  1      42,610.  0          .
-----------------------------------------------

Caterpillar Inc                        COM         149123101   59,811,182.34      687,722. SH  DEFINED  1     665,484.  0    22,238.
-----------------------------------------------

CenturyLink Inc                        COM         156700106    1,593,848.10       45,370. SH  DEFINED  1      45,370.  0          .
-----------------------------------------------

Chevron Corp                           COM         166764100  105,703,460.20      889,610. SH  DEFINED  1     857,474.  0    32,136.
-----------------------------------------------

Coca-Cola Co/The                       COM         191216100  108,275,430.96    2,677,434. SH  DEFINED  1   2,611,223.  0    66,211.
-----------------------------------------------

Covidien PLC                           COM         G2554F113   68,000,848.64    1,002,371. SH  DEFINED  1     990,714.  0    11,657.
-----------------------------------------------

Cullen/Frost Bankers Inc               COM         229899109   76,514,084.14    1,223,638. SH  DEFINED  1   1,180,207.  0    43,431.
-----------------------------------------------

CVS Caremark Corp                      COM         126650100  107,171,660.70    1,948,930. SH  DEFINED  1   1,922,444.  0    26,486.
-----------------------------------------------

Eaton Corp PLC                         COM         G29183103   76,982,185.00    1,256,852. SH  DEFINED  1   1,238,546.  0    18,306.
-----------------------------------------------

Emerson Electric Co                    COM         291011104   73,143,886.60    1,309,180. SH  DEFINED  1   1,264,429.  0    44,751.
-----------------------------------------------

EQT Corp                               COM         26884L109    9,345,638.25      137,943. SH  DEFINED  1      99,823.  0    38,120.
-----------------------------------------------

Fidelity National Information
  Services Inc                         COM         31620M106   74,985,921.36    1,892,628. SH  DEFINED  1   1,822,835.  0    69,793.
-----------------------------------------------

Fresenius Medical Care AG & Co KGaA    ADR         358029106    2,507,468.44       74,054. SH  DEFINED  1      74,054.  0          .
-----------------------------------------------

HSBC Holdings PLC                      ADR         404280406    2,653,878.36       49,754. SH  DEFINED  1      49,754.  0          .
-----------------------------------------------

International Business Machines Corp   COM         459200101   95,958,124.20      449,874. SH  DEFINED  1     433,607.  0    16,267.
-----------------------------------------------

ITC Holdings Corp                      COM         465685105   61,110,877.14      684,639. SH  DEFINED  1     658,923.  0    25,716.
-----------------------------------------------

JPMorgan Chase & Co                    COM         46625H100  105,945,574.98    2,232,313. SH  DEFINED  1   2,151,149.  0    81,164.
-----------------------------------------------

Kinder Morgan Inc/DE                   COM         49456B101   79,051,515.08    2,043,731. SH  DEFINED  1   1,976,956.  0    66,775.
-----------------------------------------------

Kubota Corp                            ADR         501173207    2,708,107.08       37,524. SH  DEFINED  1      37,524.  0          .
-----------------------------------------------

Leggett & Platt Inc                    COM         524660107    4,837,296.00      143,200. SH  DEFINED  1     143,200.  0          .
-----------------------------------------------

Lorillard Inc                          COM         544147101   98,874,971.55    2,450,433. SH  DEFINED  1   2,402,356.  0    48,077.
-----------------------------------------------

Lowe's Cos Inc                         COM         548661107   90,083,207.04    2,375,612. SH  DEFINED  1   2,340,516.  0    35,096.
-----------------------------------------------

McCormick & Co Inc/MD                  COM         579780206   90,532,106.60    1,230,892. SH  DEFINED  1   1,185,949.  0    44,943.
-----------------------------------------------

Microchip Technology Inc               COM         595017104   87,922,144.26    2,391,138. SH  DEFINED  1   2,299,969.  0    91,169.
-----------------------------------------------

Microsoft Corp                         COM         594918104   84,479,518.37    2,953,313. SH  DEFINED  1   2,848,987.  0   104,326.
-----------------------------------------------

Motorola Solutions Inc                 COM         620076307   87,322,449.22    1,363,774. SH  DEFINED  1   1,309,847.  0    53,927.
-----------------------------------------------

New York Community Bancorp Inc         COM         649445103   13,980,516.20      974,252. SH  DEFINED  1     826,309.  0   147,943.
-----------------------------------------------

NextEra Energy Inc                     COM         65339F101   98,947,541.12    1,273,784. SH  DEFINED  1   1,225,037.  0    48,747.
-----------------------------------------------

Novartis AG                            ADR         66987V109    2,904,454.80       40,770. SH  DEFINED  1      40,770.  0          .
-----------------------------------------------

Novo Nordisk A/S                       ADR         670100205   77,093,317.00      477,358. SH  DEFINED  1     460,338.  0    17,020.
-----------------------------------------------

ONEOK Inc                              COM         682680103   77,706,294.96    1,630,088. SH  DEFINED  1   1,572,752.  0    57,336.
-----------------------------------------------

PACCAR Inc                             COM         693718108   72,108,773.12    1,426,202. SH  DEFINED  1   1,382,861.  0    43,341.
-----------------------------------------------

Pearson PLC                            ADR         705015105    1,988,848.47      110,553. SH  DEFINED  1     110,553.  0          .
-----------------------------------------------

People's United Financial Inc          COM         712704105    6,217,566.52      463,306. SH  DEFINED  1     463,306.  0          .
-----------------------------------------------

Pfizer Inc                             COM         717081103  121,676,703.72    4,216,102. SH  DEFINED  1   4,063,582.  0   152,520.
-----------------------------------------------

Philip Morris International Inc        COM         718172109  100,013,508.38    1,078,778. SH  DEFINED  1   1,040,789.  0    37,989.
-----------------------------------------------

Phillips 66                            COM         718546104   75,537,652.84    1,079,572. SH  DEFINED  1   1,067,073.  0    12,499.
-----------------------------------------------

PPL Corp                               COM         69351T106    1,704,140.68       54,428. SH  DEFINED  1      54,428.  0          .
-----------------------------------------------

Procter & Gamble Co/The                COM         742718109    1,608,704.56       20,876. SH  DEFINED  1          55.  0    20,821.
-----------------------------------------------

QUALCOMM Inc                           COM         747525103   92,971,694.14    1,388,881. SH  DEFINED  1   1,339,815.  0    49,066.
-----------------------------------------------

Raytheon Co                            COM         755111507    3,928,524.17       66,823. SH  DEFINED  1      66,823.  0          .
-----------------------------------------------

Royal Dutch Shell PLC                  ADR         780259206   74,989,451.16    1,150,851. SH  DEFINED  1   1,107,486.  0    43,365.
-----------------------------------------------

SAP AG                                 ADR         803054204    3,192,927.76       39,644. SH  DEFINED  1      39,644.  0          .
-----------------------------------------------

Seadrill Ltd                           COM         G7945E105   90,061,856.07    2,420,367. SH  DEFINED  1   2,333,548.  0    86,819.
-----------------------------------------------

Southern Copper Corp                   COM         84265V105   99,644,281.10    2,652,230. SH  DEFINED  1   2,553,296.  0    98,934.
-----------------------------------------------

Syngenta AG                            ADR         87160A100    4,082,980.00       48,752. SH  DEFINED  1      48,752.  0          .
-----------------------------------------------

Tenaris SA                             ADR         88031M109    2,297,015.06       56,327. SH  DEFINED  1      56,327.  0          .
-----------------------------------------------

Time Warner Cable Inc                  COM         88732J207   94,867,991.46      987,591. SH  DEFINED  1     952,391.  0    35,200.
-----------------------------------------------

Toronto-Dominion Bank/The              COM         891160509    2,274,186.97       27,311. SH  DEFINED  1      27,311.  0          .
-----------------------------------------------

Total SA                               ADR         89151E109    1,677,572.72       34,964. SH  DEFINED  1      34,964.  0          .
-----------------------------------------------

Union Pacific Corp                     COM         907818108   90,571,051.08      635,988. SH  DEFINED  1     613,104.  0    22,884.
-----------------------------------------------

VF Corp                                COM         918204108   98,036,958.25      584,423. SH  DEFINED  1     563,302.  0    21,121.
-----------------------------------------------

Vodafone Group PLC                     ADR         92857W209    2,185,493.60       76,954. SH  DEFINED  1      76,954.  0          .
-----------------------------------------------

Wells Fargo & Co                       COM         949746101   86,559,263.28    2,340,072. SH  DEFINED  1   2,257,008.  0    83,064.
-----------------------------------------------

Westpac Banking Corp                   ADR         961214301    3,447,811.42       21,407. SH  DEFINED  1      21,407.  0          .
-----------------------------------------------

WPP PLC                                ADR         92937A102    2,763,899.64       34,497. SH  DEFINED  1      34,497.  0          .
-----------------------------------------------

Yum! Brands Inc                        COM         988498101   97,556,467.14    1,356,081. SH  DEFINED  1   1,307,063.  0    49,018.
-----------------------------------------------